Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Changes in intangible assets
Balance at the beginning	R$ 1,238,629	R$ 428,912
Addition	256,709	266,958
Write-offs	(425)	(9,439)
Transfer	0
Business combination	2,939	710,381
Amortization or Impairment	(152,549)	(158,183)
Balance at the end	1,345,304	1,238,629
Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	1,238,629
Capitalised development expenditure [member]
Changes in intangible assets
Balance at the beginning	185,565	115,417
Addition	40,746	30
Write-offs	(195)	(253)
Transfer	86,648	104,675
Amortization or Impairment	(71,053)	(34,304)
Balance at the end	241,711	185,565
Intangible assets under development [member]
Changes in intangible assets
Balance at the beginning	279,675	177,979
Addition	143,625	211,994
Write-offs	(188)	(7,042)
Transfer	(135,067)	(103,256)
Balance at the end	288,045	279,675
Intangible assets under development [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	279,675
Licences [member]
Changes in intangible assets
Balance at the beginning	132,217	47,150
Addition	72,338	54,934
Write-offs	(42)	(2,041)
Transfer	48,419	(1,419)
Business combination		155,622
Amortization or Impairment	(79,715)	(122,029)
Balance at the end	173,217	132,217
Licences [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	132,217
Customer-related intangible assets [member]
Changes in intangible assets
Balance at the beginning	8,376	10,329
Write-offs		(103)
Amortization or Impairment	(1,781)	(1,850)
Balance at the end	6,596	8,376
Customer-related intangible assets [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	8,376
Goodwill [member]
Changes in intangible assets
Balance at the beginning	632,796	78,037
Business combination	2,939	554,759
Balance at the end	635,735	R$ 632,796
Goodwill [member] | Adjustment after conclusion of the PPA of the subsidiaries of the previous year [Member]
Changes in intangible assets
Balance at the beginning	R$ 632,796